Other expenses	9 Months Ended
Sep. 30, 2012
Other expenses.
Other expenses

18           Other expenses

	(unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Contingencies (*)	586	24	33	668	112
Provision for loss assets	54	36	69	129	188
Fundação Vale do Rio Doce - FVRD	14	10	34	24	111
Damage cost	—	65	—	65	98
Pre operating, stoppage and start up	364	324	328	1,007	805
Others	53	145	179	468	473
	1,071	604	643	2,361	1,787

(*) See note 17 (b)